TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward tax losses and credits. Significant components of the Company's deferred tax liabilities and assets are as follows:

		December 31,
		2021	2020
1.	Provided in respect of the following:

	Gross deferred tax assets:
	Carryforward tax losses and credits *) **)	$41,158	$38,937
	Property, equipment and intangibles	802	1,004
	Inventory accrual	1,555	1,173
	Vacation accrual	1,132	1,103
	Supplementary tax advances	969	2,489
	Deferred revenues	446	567
	Research and development costs	1,227	297
	Other temporary differences	2,603	2,568

	Gross deferred tax assets	49,892	48,138

	Valuation allowance	(27,952)	(25,476)

	Net deferred tax assets	21,940	22,662

	Gross deferred tax liabilities
	Property and equipment	(3,748)	(3,367)
	Other temporary differences	(641)	-

	Gross deferred tax liabilities	(4,389)	(3,367)

	Net deferred tax assets	$17,551	$19,295

*)	The amounts are shown after reduction for unrecognized tax benefits of $5,494 and $4,197 as of December 31, 2021 and 2020, respectively.

**)	Excluding capital losses carryforwards, which are not part of the Company’s on-going business, and for which the Company records full valuation allowance.

Schedule of Deferred Taxes Included in Consolidated Balance Sheets
		December 31,
		2021	2020
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Long-term assets	$17,551	$19,295

Reconciliation of Statutory Tax Rate to Effective Tax Rate

e.Reconciling items between the statutory tax rate of the Company and the actual taxes on income (tax benefit):

	Year ended December 31,
	2021	2020	2019
		As Restated (1)

Income before taxes on income (tax benefit), as reported in the consolidated statements of income (loss)	$459	$35,869	$23,275

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical taxes on income	$105	$8,250	$5,353
Currency differences	129	(7)	(1,908)
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	(968)	(1,204)	241
Changes in valuation allowance	2,476	(1,217)	(14,248)
Capital (gain) loss from merger, acquisition and related litigation expense, net	-	(7,749)	18
Expiration of carryforward tax losses	1,032	1,367	923
Exempt subsidy income	(3,093)	(1,497)	(3,887)
Nondeductible expenses and other differences	3,811	2,850	(75)

	$3,492	$793	$(13,583)

(1) The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.

Schedule of Taxes on Income

f.Taxes on income (tax benefit) included in the consolidated statements of income (loss):

	Year ended December 31,
	2021	2020	2019

Current	$1,140	$808	$1,300
Deferred	2,352	(15)	(14,883)

	$3,492	$793	$(13,583)

F - 53

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

	Year ended December 31,
	2021	2020	2019

Domestic	$2,719	$325	$(14,472)
Foreign	773	468	889

	$3,492	$793	$(13,583)

Schedule of Income (Loss) Before Taxes on Income

g.Income (loss) before taxes on income (tax benefit):

	Year ended December 31,
	2021	2020	2019
		As Restated (1)
Domestic	$(5,537)	$44,387	$12,851
Foreign	5,996	(8,518)	10,424

	$459	$35,869	$23,275

(1) The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits

A reconciliation of the beginning and ending gross amount of unrecognized tax benefits is as follows:

	December 31,
	2021	2020

Balance at beginning of year	$4,477	$3,190
Increase (decrease) in tax positions for prior years, net	63	(72)
Increase in tax positions for current year	1,330	1,359

Balance at the end of year *)	$5,870	$4,477

*)

The amounts for the years ended December 31, 2021 and 2020 include $5,494 and $4,197, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.

The unrecognized tax benefits include accrued penalties and interest of $219 and $259 as of December 31, 2021 and 2020, respectively. During the years ended December 31, 2021 and 2020, the Company recorded income of $40 and $35 on the unrecognized tax benefits, respectively.

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate of the Company for the year ended December 31, 2021 is $44.

i.The Company and its subsidiaries file income tax returns in Israel and in other jurisdictions of its subsidiaries. The Company's tax assessments through 2019 are considered final. As of December 31, 2021, the tax returns of the Company and its main subsidiaries are still subject to audits by the tax authorities for the tax years 2016 through 2020.